Financial Assets at Fair Value Through Other Comprehensive Income (Details) - Schedule of detail of equity instruments - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Total	$ 6,545	$ 6,365
Equity instruments issued in Chile [Member]
Derivative [Line Items]
Total	5,700	5,499
Equity instruments issued by foreign institutions [Member]
Derivative [Line Items]
Total	$ 845	$ 866